Issued share capital, share premium account and share options - Share options and share purchase arrangements (Details) Options in Millions	12 Months Ended
	Mar. 31, 2021 Options € / shares	Mar. 31, 2020 Options € / shares	Mar. 31, 2019 EquityInstruments	Mar. 31, 2019 Options	Mar. 31, 2019 € / shares	Mar. 30, 2019 Options € / shares	Mar. 31, 2015 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares purchase under share options, percentage	5.00%
Outstanding at beginning of year (in shares) | Options	34.8	39.8		20.1		20.1
Exercised (in shares) | Options	(3.6)	(3.0)		0.0
Granted (in shares)			50,000	20.0			30,000
Forfeited (in shares) | Options	(1.2)	(2.0)		(0.3)
Outstanding at end of year (in shares) | Options	30.0	34.8		39.8
Outstanding at beginning of year | € / shares	€ 9.57	€ 9.38			€ 7.70	€ 7.70
Exercised | € / shares	6.42	6.31
Granted | € / shares					11.12
Forfeited | € / shares	11.56	12.47			12.00
Outstanding at end of year | € / shares	€ 9.83	€ 9.57			€ 9.38
LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | Options	0.0